Prepayments and other assets	12 Months Ended
Mar. 31, 2018
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Prepayments and other assets

8. Prepayments and other assets

Prepayment and other assets consist of the following:

	As at
	March 31, 2018	March 31, 2017
Current:
Service tax and other tax receivables	$6,569	$8,029
Deferred transition cost	571	423
Employee receivables	1,099	1,215
Advances to suppliers	2,877	2,087
Prepaid expenses	7,994	8,819
Restricted cash, held in escrow (Refer Note 4(c))	1,535	1,611
Other assets	4,202	5,201

Total	$24,847	$27,385

Non-current:
Deposits	$8,708	$7,569
Income tax assets	12,595	10,202
Service tax and other tax receivables	11,410	6,236
Deferred transition cost	2,467	365
Restricted cash, held in escrow (Refer Note 4(c))	1,535	3,222
Others assets	5,673	4,350

Total	$42,388	$31,944